POST BALANCE SHEET EVENTS (Details) - USD ($) $ in Millions	Jan. 22, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of non-adjusting events after reporting period
Contingent consideration		$ 99	$ 104
Ceterix Orthopaedics
Disclosure of non-adjusting events after reporting period
Percentage of share capital acquired	100.00%
Maximum consideration payable at the acquisition date	$ 105
Fair value of consideration	96
Deferred consideration	5
Contingent consideration	$ 46
Risk-free discount rate (as a percent)	3.30%
Net assets acquired	$ 2
Identifiable intangible assets and goodwill as of acquisition date	$ 94